UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: April 30, 2017

Item 1.	Reports to Stockholders.

The Advisors’ Inner Circle Fund III

Chiron Capital Allocation Fund

Semi-Annual Report	April 30, 2017

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017

The Fund files its complete schedule of investments of Fund holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Fund’s Form N-Q will be available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-551-8090.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, will be available after August 30 (i) without charge, upon request, by calling 1-877-9-CHIRON (877-924-4766); and (ii) on the SEC’s website at http://www.sec.gov.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

ASSET WEIGHTINGS

	% of Net Assets*	Value
Common Stock	70.1%	$450,469,643
U.S. Treasury Obligations	9.3	59,581,334
U.S. Government Agency Obligations	8.7	55,745,957

Total Investments	88.1	565,796,934
Cash Equivalents	10.5	67,511,258
Cash Pledged as Collateral for Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts	0.5	3,149,617
Total Other Assets and Liabilities	0.9	6,043,022

Net Assets	100.0%	$642,500,831

*Percentages	are based on Net Assets.

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $642,500,831)
COMMON STOCK — 70.1%

	Shares	Value

ARGENTINA — 0.6%
MercadoLibre	18,100	$4,143,271

AUSTRIA — 1.5%
Erste Group Bank	263,545	9,421,959

BRAZIL — 0.9%
TIM Participacoes ADR	353,700	5,698,107

CHINA — 8.2%
Agricultural Bank of China, Cl H	15,114,000	6,975,677
Alibaba Group Holding ADR *	132,936	15,354,108
China Galaxy Securities, Cl H	5,840,000	5,330,693
CSPC Pharmaceutical Group	3,486,000	4,840,204
Guangzhou R&F Properties	1,804,000	3,038,228
Longfor Properties	1,705,000	2,954,791
NetEase ADR	37,600	9,978,664
Ping An Insurance Group of China, Cl H	787,500	4,434,424

		52,906,789

DENMARK — 3.2%
H Lundbeck	168,453	8,634,504
TDC	1,093,809	5,870,919
Vestas Wind Systems	67,411	5,804,953

		20,310,376

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

FRANCE — 3.8%
AXA SA	300,228	$8,015,717
Eutelsat Communications	254,058	6,013,682
Natixis	1,464,455	10,188,748

		24,218,147

GERMANY — 1.2%
Bayer	64,292	7,955,786

HONG KONG — 1.1%
Shimao Property Holdings	1,772,000	2,847,648
WH Group (1)	4,746,000	4,240,578

		7,088,226

INDIA — 1.0%
Tata Motors ADR	179,900	6,417,033

ITALY — 3.2%
Azimut Holding	592,632	11,568,338
Ferrari	123,600	9,294,720

		20,863,058

JAPAN — 9.6%
Asahi Glass	1,037,500	8,990,581
Dai-ichi Life Holdings	829,800	14,113,485
Daiichi Sankyo	338,700	7,513,838
Hitachi Construction Machinery	239,900	6,178,541
Mixi	146,700	8,132,819
Nippon Telegraph & Telephone	215,800	9,232,117
Suzuki Motor	176,000	7,344,714

		61,506,095

RUSSIA — 1.3%
Sberbank of Russia PJSC ADR	697,475	8,292,978

SPAIN — 3.7%
Amadeus IT Group	113,105	6,098,666
Mediaset Espana Comunicacion	636,943	8,780,324
Repsol	554,978	8,786,960

		23,665,950

SWEDEN — 1.3%
Atlas Copco, Cl A	223,809	8,368,864

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

SWITZERLAND — 2.6%
Roche Holding	38,353	$10,033,453
Temenos Group	78,436	6,791,217

		16,824,670

THAILAND — 0.4%
PTT PLC NVDR	234,800	2,640,567

TURKEY — 0.6%
Turkiye Garanti Bankasi	1,394,198	3,764,231

UNITED KINGDOM — 0.5%
Playtech PLC	261,130	3,243,494

UNITED STATES — 25.4%
AbbVie	71,101	4,688,400
Affiliated Managers Group	61,378	10,163,583
Akamai Technologies *	114,700	6,989,818
Alliance Data Systems	34,000	8,487,420
Alphabet, Cl C *	17,218	15,598,819
Amazon.com *	8,000	7,399,920
Amgen	75,699	12,363,161
Biogen *	6,900	1,871,349
Celgene *	83,600	10,370,580
CME Group, Cl A	90,344	10,497,069
DCP Midstream	132,070	5,004,132
Donaldson	108,400	5,016,752
Dril-Quip *	71,800	3,701,290
Emerson Electric	61,800	3,725,304
F5 Networks *	22,000	2,840,860
Gilead Sciences	168,100	11,523,255
Kinder Morgan	350,100	7,222,563
Morgan Stanley	289,521	12,556,526
National Oilwell Varco	122,582	4,286,692
Scripps Networks Interactive, Cl A	80,397	6,007,264
Sirius XM Holdings	1,331,046	6,588,678
Wynn Resorts	50,700	6,236,607

		163,140,042

TOTAL COMMON STOCK (Cost $421,578,967)		$450,469,643

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

U.S. TREASURY OBLIGATIONS — 9.3%

	Face Amount	Value

U.S. Treasury Inflation Indexed Bonds
0.375%, 01/15/27	$21,581,044	$21,637,284
0.125%, 07/15/26	38,618,640	37,944,050

TOTAL U.S. TREASURY OBLIGATIONS (Cost $59,232,827)		$59,581,334

U.S. GOVERNMENT AGENCY OBLIGATIONS — 8.7%

	Face Amount	Value
FFCB
1.024%, 01/17/18 (2)	$1,500,000	$1,502,262
1.020%, 11/13/17 (2)	5,000,000	5,006,070
1.002%, 11/27/17 (2)	3,500,000	3,504,091
FHLB
1.056%, 12/07/17 (2)	6,600,000	6,610,303
1.038%, 07/12/17 (2)	2,000,000	2,001,124
1.036%, 09/06/17 (2)	1,000,000	1,000,932
1.032%, 08/25/17 (2)	8,000,000	8,008,920
1.023%, 09/05/17 (2)	3,500,000	3,503,094
0.930%, 04/06/18 (2)	1,000,000	1,000,483
0.764%, 08/14/17 (2)	5,000,000	4,999,920
0.745%, 07/27/17 (2)	7,600,000	7,597,718
FNMA
1.102%, 03/21/18 (2)	4,000,000	4,006,476
0.993%, 10/05/17 (2)	7,000,000	7,004,564

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $55,742,418)		$55,745,957

TOTAL INVESTMENTS — 88.1% (Cost $536,554,212)		$565,796,934

*	Non-income producing security.

(1)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” On April 30, 2017, the value of these securities amounted $4,240,578 and represented 0.7% of net assets.

(2)	Floating rate security - Rate disclosed is the rate in effect as of April 30, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

A list of the open futures contracts held by the Fund at April 30, 2017 is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)
30-Day Fed Fund	180	May-2017	$74,331,495	$(4,299)
Australian Bond	(35)	Jun-2017	(3,362,715)	(79,930)
Euro-BTP	(35)	Jun-2017	(4,840,206)	(43,137)
Euro-Bund	(16)	Jun-2017	(2,751,474)	11,644
Euro-OAT	(30)	Jun-2017	(4,683,355)	(79,492)
Gold 100 Oz	100	Jun-2017	12,600,746	82,254
SGX S&P CNX Nifty Index	630	May-2017	11,710,085	50,755
U.S. 5-Year Treasury Note	(241)	Jul-2017	(28,364,380)	(171,526)

			$54,640,196	$ (233,731)

A list of the open forward foreign currency contracts held by the Fund at April 30, 2017 is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	5/19/17	EUR	29,000,000	USD	31,076,206	$(545,171)
Morgan Stanley	5/19/17	JPY	3,819,000,000	USD	35,225,850	942,290

						$397,119

A list of the open OTC swap agreements held by the Fund at April 30, 2017, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Morgan Stanley	Kumba Iron	Total Return	USD 1D FUNDS FED + 100 BPS	6/14/18	$2,306,432	$(276,787)
Morgan Stanley	MSCHIEU Basket Swap **	USD 1D FUNDS FED -75 BPS	Total Return	6/4/18	(8,926,736)	(445,499)
Morgan Stanley	MSCHIJP Basket Swap **	USD 1D FUNDS FED -60 BPS	Total Return	6/4/18	(7,537,017)	(145,540)
Morgan Stanley	MSCHIUS Basket Swap **	USD 1D FUNDS FED -40 BPS	Total Return	6/4/18	(43,034,186)	299,193
Morgan Stanley	Naver	Total Return	USD 1M LIBOR BBA + 105 BPS	6/14/18	9,238,469	15,972
Morgan Stanley	Samsung Electric	Total Return	USD 1M LIBOR BBA + 105 BPS	6/14/18	6,211,806	968,420

					$(41,741,232)	$415,759

** The following table represents the individual common stock exposure comprising the Morgan Stanley Equity Basket Swaps as of April 30, 2017.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Depreciation

MSCHIEU Index
7,150	AAK	$(1,469,391)	$(73,332)
11,361	Accor	(154,224)	(7,697)
124,236	Capital & Counties Properties PLC	(129,073)	(6,442)
21,193	Carrefour	(148,671)	(7,420)
28,975	Cellnex Telecom	(152,505)	(7,610)
5,448	DCC PLC	(125,852)	(6,281)
28,798	Deutsche Bank	(154,423)	(7,707)
12,127	DONG Energy	(1,058,262)	(52,814)
10,748	GEA Group	(136,116)	(6,793)
19,638	Hikma Pharmaceuticals PLC	(123,845)	(6,181)
10,475	Kesko Oyj	(146,611)	(7,317)
19,096	NCC	(1,458,895)	(72,808)
15,388	Numericable	(150,060)	(7,488)
19,694	Schibsted	(1,363,975)	(68,071)
8,447	Shire PLC	(124,471)	(6,212)
20,844	Skanska	(1,432,841)	(71,508)
96,593	Steinhoff	(146,333)	(7,302)
32,147	UniCredit	(155,800)	(7,774)
69,202	Vallourec	(132,045)	(6,590)
20,636	Yoox Net-A-Porter Group	(163,343)	(8,152)

		$(8,926,736)	$(445,499)

MSCHIJP Index
148,923	ACOM, Ltd.	$(590,928)	$(11,411)
16,948	Chugai Pharmaceutical, Ltd.	(536,632)	(10,362)
2,886	Cosmos Pharmaceutical	(522,151)	(10,083)
25,362	H.I.S., Ltd.	(540,393)	(10,435)
1,488	Invincible Investment	(509,168)	(9,832)
95,285	Keihan Holdings, Ltd.	(764)	(15)
73,619	Keio	(590)	(12)
20,562	Kyoritsu Maintenance, Ltd.	(536,523)	(10,360)
43,300	Marui Group, Ltd.	(529,671)	(10,228)
140,865	Nishi-Nippon Railroad, Ltd.	(531,851)	(10,270)
54,972	Premier Investments, Ltd.	(5,782)	(112)
34,933	Resorttrust	(537,090)	(10,371)
34,343	Seibu Holdings	(535,728)	(10,345)
3,978	Shimano	(543,053)	(10,486)
26,423	Trusco Nakayama	(539,057)	(10,409)
5,987	Tsuruha Holdings	(542,325)	(10,472)
19,994	Universal Entertainment	(535,311)	(10,337)

		$(7,537,017)	$(145,540)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation

MSCHIUS Index
2,337	Acadia Healthcare	$(425,917)	$2,961
583	Acuity Brands	(429,244)	2,984
722	Advance Auto Parts	(429,105)	2,983
10,647	Algonquin Power & Utilities	(575,672)	4,002
5,657	Allegheny Technologies	(434,054)	3,018
2,093	Alnylam Pharmaceuticals	(469,031)	3,261
1,525	American Electric Power	(432,564)	3,007
2,322	Armstrong World Industries	(453,914)	3,156
1,285	Atmos Energy	(435,505)	3,028
1,425	Ball	(458,275)	3,186
1,526	Black Hills	(434,161)	3,018
4,459	Blue Buffalo	(459,626)	3,196
1,191	Bluebird Bio	(443,051)	3,080
4,195	Boston Scientific	(462,761)	3,217
4,630	Brookfield Property Partners	(590,463)	4,105
1,407	Cantel Medical	(437,924)	3,045
1,803	Carmax Group	(441,126)	3,067
915	Casey’s General Stores	(428,726)	2,981
3,440	CF Industries Holdings	(384,700)	2,675
16,531	Chesapeake Energy	(363,603)	2,528
227	Chipotle Mexican Grill	(449,406)	3,124
2,278	CMS Energy	(432,478)	3,007
1,497	Compass Minerals	(413,252)	2,873
5,980	Coty	(446,351)	3,103
1,962	CyrusOne	(448,243)	3,116
1,317	Dexcom	(429,280)	2,985
985	Diamondback Energy	(411,283)	2,859
1,323	Dominion Resources	(428,276)	2,978
1,251	Duke Energy	(431,673)	3,001
2,910	Emera	(574,904)	3,997
1,356	Entergy	(432,401)	3,006
2,873	Exelon	(416,021)	2,892
6,778	First Capital Realty	(562,311)	3,909
17,883	Fitbit	(427,732)	2,974
3,110	Fortis	(577,643)	4,016
3,096	Genesis Energy	(405,723)	2,821
3,023	Grubhub	(543,360)	3,778
5,927	Gulfport Energy	(393,578)	2,736
2,013	Highwoods Properties	(428,319)	2,978
2,510	Integra LifeSciences Holdings	(482,531)	3,355

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation

MSCHIUS Index (continued)
5,123	Intrexon	$(446,413)	$3,104
2,905	Iron Mountain	(422,230)	2,936
4,149	Juno Therapeutics	(432,658)	3,008
1,305	Kite Pharma	(447,834)	3,114
4,359	Liberty LiLAC Group	(398,104)	2,768
3,637	LKQ	(475,127)	3,303
19,091	MEG Energy	(493,354)	3,430
3,698	MGM Resorts International	(474,856)	3,301
2,529	Neurocrine Biosciences	(564,645)	3,926
2,552	New Jersey Resources	(430,630)	2,994
2,204	Newell Brands	(439,944)	3,059
2,801	Newfield Exploration	(405,504)	2,819
4,810	NGL Energy Partners LP	(321,832)	2,237
4,340	NiSource	(440,080)	3,060
7,100	Oasis Petroleum	(354,497)	2,465
2,973	OGE Energy	(432,340)	3,006
1,513	ONE Gas	(435,590)	3,028
13,547	OPKO Health	(440,161)	3,060
9,325	Pandora Media	(423,103)	2,942
3,243	Parsley Energy	(403,976)	2,809
1,609	PDC Energy	(371,617)	2,584
1,537	PG&E	(430,872)	2,996
1,929	Phillips 66 Partners LP	(425,046)	2,955
1,214	Pinnacle West Capital	(432,062)	3,004
1,163	Post Holdings	(409,547)	2,847
2,301	Public Service Enterprise Group	(423,880)	2,947
2,768	Puma Biotechnology	(469,867)	3,267
8,371	QEP Resources	(413,419)	2,874
3,461	Range Resources	(383,342)	2,665
3,582	Rayonier	(422,709)	2,939
4,376	Rice Energy	(389,561)	2,708
22,290	Rite Aid	(372,841)	2,592
2,509	RSP Permian	(399,154)	2,775
1,573	SCANA	(436,229)	3,033
931	Sempra Energy	(439,814)	3,058
3,130	Shake Shack	(444,185)	3,088
4,357	SM Energy	(411,603)	2,862
2,523	SNC-Lavalin	(579,213)	4,027
2,073	Southern	(431,747)	3,002
12,317	Southwestern Energy	(386,803)	2,689

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Morgan Stanley Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Appreciation

MSCHIUS Index (continued)
3,838	Stantec	$(562,262)	$3,909
3,311	Stella-Jones	(598,737)	4,163
5,933	Tenet Healthcare	(388,794)	2,703
718	TESARO	(443,322)	3,082
331	Tesla	(434,441)	3,020
2,174	TransCanada	(422,277)	2,936
33,581	Turquoise Hill Resources, Ltd.	(383,354)	2,665
2,062	U.S. Silica Holdings	(357,882)	2,488
1,772	Ultragenyx Pharmaceutical	(477,111)	3,317
5,667	Under Armour	(459,986)	3,198
1,739	Vectren	(432,115)	3,004
848	Vulcan Materials	(428,439)	2,979
15,873	Weatherford International PLC	(382,976)	2,663
1,305	West	(502,201)	3,492
1,911	Westar Energy	(415,692)	2,890
1,260	WGL Holdings	(434,416)	3,020
2,581	Winpak Ltd.	(629,605)	4,377

		$(43,034,186)	$299,193

ADR — American Depositary Receipt

BBA — British Bankers Association

BPS — Basis Points

Cl — Class

CNX Nifty — Stock Market Index for Indian Equity Market

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FNMA — Federal National Mortgage Association

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd. — Limited

NVDR — Non-Voting Depository Receipt

OTC — Over the Counter

PJSC — Public Joint Stock Company

PLC — Public Limited Company

S&P — Standard & Poor’s

SGX — Singapore Exchange

USD — U.S. Dollar

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at April 30, 2017:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$450,469,643	$—	$—	$450,469,643
U.S. Treasury
Obligations	—	59,581,334	—	59,581,334
U.S. Government
Agency Obligations	—	55,745,957	—	55,745,957
Total Investments in Securities	$450,469,643	$115,327,291	$—	$565,796,934

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Appreciation	$144,653	$—	$—	$144,653
Unrealized Depreciation	(378,384)	—	—	(378,384)
Forwards Contracts‡
Unrealized Appreciation	—	942,290	—	942,290
Unrealized Depreciation	—	(545,171)	—	(545,171)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	1,283,585	—	1,283,585
Unrealized Depreciation	—	(867,826)	—	(867,826)
Total Other Financial Instruments	$(233,731)	$812,878	$—	$579,147

‡  Futures contracts, forwards contracts and swap contracts are value at the unrealized appreciation (depreciation) on the instrument.

Amounts designed as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1 and 2 assets for the period ended April 30, 2017. All other transfers were considered to have occurred as of the end of the period. For the period ended April 30, 2017, there were no Level 3 securities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments, at Value (Cost $536,554,212)	$565,796,934
Foreign Currency, at Value (Cost $60,071)	60,035
Swap Contracts, at Value (Premiums received $–)	1,283,585
Cash Equivalents	67,511,258
Receivable for Investments Sold	13,569,553
Receivable for Capital Shares Sold	5,458,911
Cash Pledged as Collateral for Futures Contracts, Forward Foreign Currency Contracts and Swap Contracts	3,149,617
Unrealized Appreciation on Forward Foreign Currency Contracts	942,290
Dividend and Interest Receivable	795,891
Reclaim Receivable	140,465
Receivable for Variation Margin	38,411
Unrealized Appreciation on Foreign Spot Currency Contracts	5,890
Prepaid Trustees Fees	2,768
Prepaid Expenses	18,922

Total Assets	$658,774,530

Liabilities:
Payable for Investment Securities Purchased	$14,227,458
Swap Contracts, at Value (Premiums received $–)	867,826
Unrealized Depreciation on Forward Foreign Currency Contracts	545,171
Payable due to Adviser	464,290
Payable for Capital Shares Redeemed	62,116
Payable due to Administrator	45,802
Payable for Variation Margin	45,408
Unrealized Depreciation on Foreign Spot Currency Contracts	5,779
Chief Compliance Officer Fees Payable	2,006
Other Accrued Expenses and Other Payables	7,843

Total Liabilities	$16,273,699

Net Assets	$642,500,831

Net Assets Consist of:
Paid-in Capital	$603,068,156
Undistributed Net Investment Income	544,520
Accumulated Net Realized Gain on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	9,070,024
Net Unrealized Appreciation on Investments	29,242,722
Net Unrealized Depreciation on Futures Contracts	(233,731)
Net Unrealized Appreciation on Swap Contracts	415,759
Net Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	393,381

Net Assets	$642,500,831

Class I Shares:
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	56,027,255

Net Asset Value, Offering and Redemption Price Per Share	$11.47

Amounts designed as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
FOR THE PERIOD ENDED
APRIL 30, 2017 (Unaudited)

STATEMENT OF OPERATIONS
Investment Income:
Dividends	$3,661,752
Interest	550,513
Less: Foreign Taxes Withheld	(245,732)

Total Investment Income	3,966,533

Expenses:
Investment Advisory Fees	1,849,608
Administration Fees	185,973
Trustees’ Fees	6,989
Chief Compliance Officer Fees	2,867
Professional Fees	57,608
Transfer Agent Fees	53,057
Registration and Filing Fees	32,482
Custodian Fees	22,637
Printing Fees	18,081
Offering Costs (See Note 2)	5,519
Pricing Fees	4,614
Other Expenses	5,973

Total Expenses	2,245,408

Less:
Investment Advisory Fee Waiver	(24,928)

Net Expenses	2,220,480

Net Investment Income	1,746,053

Net Realized Gain (Loss) on:
Investments	11,075,517
Futures Contracts	977,337
Swap Contracts	(2,940,687)
Forward Contracts and Foreign Currency Transactions	141,103

Net Realized Gain	9,253,270

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	24,534,511
Futures Contracts	(66,650)
Swap Contracts	244,303
Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	190,364

Net Change in Unrealized Appreciation	24,902,528

Net Realized and Unrealized Gain on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	34,155,798

Net Increase in Net Assets Resulting from Operations	$35,901,851

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

STATEMENT OF CHANGES IN NET ASSETS
	Period Ended April 30, 2017 (Unaudited)	Period Ended October 31, 2016*
Operations:
Net Investment Income	$1,746,053	$736,120
Net Realized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Forward Contracts and Foreign Currency Transactions	9,253,270	(490,269)
Net Change in Unrealized Appreciation on Investments, Futures Contracts and Swap Contracts	24,712,164	4,712,586
Net Change in Unrealized Appreciation on Forward Contracts, Foreign Currency Transactions and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	190,364	203,017

Net Increase in Net Assets Resulting from Operations	35,901,851	5,161,454

Dividends:
Net Investment Income:
Class I Shares	(1,220,879)	(409,751)

Total Dividends	(1,220,879)	(409,751)

Capital Share Transactions:
Class I Shares
Issued	461,544,788	159,868,238
Reinvestment of Dividends	951,372	400,174
Redeemed	(15,779,271)	(3,917,145)

Net Increase in Net Assets from Capital Share Transactions	446,716,889	156,351,267

Total Increase in Net Assets	481,397,861	161,102,970

Net Assets:
Beginning of Period	161,102,970	–

End of Period (including Undistributed Net Investment Income of $544,520 and $19,346, respectively)	$642,500,831	$161,102,970

Share Transactions:
Issued	41,875,000	15,828,834
Reinvestment of Distributions	88,219	38,769
Redeemed	(1,421,119)	(382,448)

Net Increase in Shares Outstanding from Share Transactions	40,542,100	15,485,155

*Commenced operations on November 30, 2015.

Amount designed as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding Throughout Each Period

	Class I Shares
	Period Ended April 30, 2017 (Unaudited)		Period Ended October 31, 2016*
Net Asset Value, Beginning of Period	$10.40		$10.00

Income from Investment Operations:
Net Investment Income**	0.05		0.11
Net Realized and Unrealized Gain	1.07		0.34

Total from Investment Operations	1.12		0.45

Dividends from:
Net Investment Income	(0.05)		(0.05)

Total Dividends	(0.05)		(0.05)

Net Asset Value, End of Period	$11.47		$10.40

Total Return†	10.75%		4.47%

Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$642,501		$161,103
Ratio of Expenses to Average Net Assets	1.14%	††	1.15%	††
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.15%	††	1.69%	††
Ratio of Net Investment Income to Average Net Assets	0.90%	††	1.19%	††
Portfolio Turnover Rate†	101%		187%

*	Commenced operations on November 30, 2015.
**	Per share calculations were performed using average shares for the period.
†	Return and portfolio turnover rate are for the period indicated and have not been annualized. Return does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.
††	Annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 17 funds. The financial statements herein are those of the Chiron Capital Allocation Fund (the “Fund”). The investment objective of the Fund is total return. Total return consists of capital growth and income. The Fund is classified as a diversified investment company. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The Fund commenced operations on November 30, 2015.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Standard Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features,

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trust’s Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations.

Futures contracts that are traded on an exchange are valued at their last reported sales price as of the valuation date.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management, LLC (the

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Administrator and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 –  Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2017, there have been no significant changes to the Fund’s fair valuation methodology.

Federal Income Taxes —  It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2017, the Fund did not have any unrecognized tax benefits or liabilities. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended April 30, 2017, the Fund did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the scientific interest method, which approximates the effective

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

interest method. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Fund enters into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund recognizes realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized appreciation (depreciation) during the period are presented on the Statement of Operations. Risks may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default. Refer to the Fund’s Schedule of Investments for details regarding open forward foreign currency contracts as of April 30, 2017, if applicable.

For the period ended April 30, 2017, the average balances of forward foreign currency exchange contracts were as follows:

Average Monthly Notional Contracts Purchased	$8,715,261
Average Monthly Notional Contracts Sold	$20,001,894

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Futures Contracts — The Fund utilized futures contracts during the period ended April 30, 2017. To the extent consistent with its investment objective and strategies, the Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. Futures are collateralized by cash deposits with Goldman, Sachs & Co. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The futures contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of April 30, 2017. For the period ended April 30, 2017, the average notional amount of futures contracts held was $2,998,455.

Swap Contracts —  The Fund is authorized to enter into swap contracts, including total return swaps and equity swaps contracts. Swaps are a two-party contract in which the seller (buyer) will pay to the buyer (seller) the difference between the current value of a security and its value at the time the contract was entered.

In a typical equity swap, one party agrees to pay another party the return on a stock, stock index or basket of stocks in return for a specified interest rate. By entering into an equity index swap, for example, the index receiver can gain exposure to stocks making up the index of securities without actually purchasing those stocks. Equity index swaps involve not only the risk associated with investment in the securities represented in the index, but also the risk that the performance of such securities, including dividends, will not exceed the return on the interest rate that the Fund will be committed to pay.

Total return swaps are contracts in which one party agrees to make payments of the total return from a reference instrument—which may be a single asset, a pool of assets or an index of assets—during a specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

reference instrument. The total return includes appreciation or depreciation on the underlying asset, plus any interest or dividend payments. Payments under the swap are based upon an agreed upon principal amount but, since the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. Total return swaps are marked-to-market daily using different sources, including quotations from counterparties, pricing services, brokers or market makers. The unrealized appreciation or depreciation related to the change in the valuation of the notional amount of the swap is combined with the amount due to the Fund at termination or settlement. The primary risks associated with total return swaps are credit risks (if the counterparty fails to meet its obligations) and market risk (if there is no liquid market for the swap or unfavorable changes occur to the underlying reference instrument).

Periodic payments made or received are recorded as realized gains or losses. At period end, the Statement of Assets and Liabilities reflect, if any, unrealized appreciation or depreciation and accrued periodic payments for swap contracts the Fund may have open at period end. Entering into swap contracts involve, to varying degrees, elements of credit, interest rate and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions or fluctuations in interest rates. Swap contracts outstanding at period end, if any, are listed on the Schedule of Investments. In connection with swap contracts, cash or securities may be segregated as collateral by the Fund’s custodian. As of April 30, 2017, the Fund has entered into total return swap contracts as shown on the Schedules of Investments.

There is the risk that the counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A counterparty may also increase its collateral requirements, which may limit the Fund’s ability to use leverage and reduce investment returns. In addition, if the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. As of April 30, 2017, the Fund’s swap agreements were with one counterparty. For the period ended April 30, 2017, the average notional amount of swap contracts held was $(3,868,678).

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. As of April 30, 2017, the remaining amount still to be amortized for the Fund was $nil.

3. Credit Derivatives:

The Fund may use credit default swaps to reduce risk where the Fund has exposure to the issuer, or to take an active long or short position with respect to the likelihood of an event of default. The reference obligation of the swap can be a single issuer, a “basket” of issuers, or an index.

The buyer of a credit default swap is generally obligated to pay the seller a periodic stream of payments over the term of the contract in return for a contingent payment upon the occurrence of a credit event with respect to an underlying reference obligation. Generally, a credit event for corporate or sovereign reference obligations means bankruptcy, failure to pay, obligation acceleration, repudiation/moratorium or restructuring. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down.

If the Fund is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index.

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

The notional amounts of the swaps are not recorded in the financial statements. The notional amounts approximate the maximum potential amount of future payments that the Fund could be required to make if the Fund was the seller of protection and a credit event was to occur. There were no credit default swaps as of April 30, 2017.

4. Derivative Transactions:

The following tables include the Fund’s exposure by type of risk on derivatives held throughout the period.

The fair value of derivative instruments as of April 30, 2017, is as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liability Location	Fair Value		Statement of Assets and Liability Location	Fair Value
Equity contracts	Net Assets — Unrealized appreciation on swap contracts	$1,283,585	†	Net Assets — Unrealized depreciation on swap contracts	$867,826	†
	Net Assets — Unrealized appreciation on futures contracts	50,755	*	Net Assets — Unrealized depreciation on futures contracts	-	*
Interest contracts	Net Assets — Unrealized appreciation on futures contracts	11,644	*	Net Assets — Unrealized depreciation on futures contracts	378,384	*
Commodity contracts	Net Assets — Unrealized appreciation on futures contracts	82,254	*	Net Assets — Unrealized depreciation on futures contracts	-	*
Foreign exchange contracts	Net Assets — Unrealized appreciation on forward foreign currency contracts	942,290		Net Assets — Unrealized depreciation on forward foreign currency contracts	545,171

Total		$2,370,528			$1,791,381

†	Includes cumulative appreciation (depreciation) of swap contracts as reported in the Schedule of Investments.
*	Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2017, were as follows:

The amount of realized gain (loss) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$768,608	$-	$(3,891,105)	$(3,122,497)
Interest contracts	(125,988)	-	-	(125,988)
Commodity contracts	334,717	-	-	334,717
Credit contracts	-	-	950,418	950,418
Foreign exchange contracts	-	922,659	-	922,659
Total	$977,337	$922,659	$(2,940,687)	$(1,040,691)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

	Futures Contracts	Forward Foreign Currency Contracts	Swap Contracts	Total
Equity contracts	$217,836	$-	$180,619	$398,455
Interest contracts	(366,740)	-	-	(366,740)
Commodity contracts	82,254	-	-	82,254
Credit contracts	-	-	63,684	63,684
Foreign exchange contracts	-	187,867	-	187,867
Total	$(66,650)	$187,867	$244,303	$365,520

5. Offsetting Assets and Liabilities:

The Fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty.

Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a Fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statement of Assets and Liabilities as either a component of investments at value (securities) or cash pledged as collateral for futures contracts and swap contracts (cash). The market value of any securities received as collateral is not reflected as a component of net asset value. A Fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

The following is a summary by derivative type of the value of over the counter (“OTC”) financial derivative instruments and collateral (received)/pledged by counterparty of the Fund as of April 30, 2017:

Counterparty	Gross Assets- Recognized in the Statement of Assets and Liabilities	Gross Liabilities- Recognized in the Statement of Assets and Liabilities	Net Amount Available to be Offset	Cash Collateral Pledged or (Received)†	Net Amount
	Forward Contracts	Forward Contracts
Morgan Stanley	$942,290	$(545,171)	$397,119	$397,119	$-

	Swap Contracts	Swap Contracts
Morgan Stanley	1,283,585	(867,826)	415,759	415,759	-

Total	$2,225,875	$(1,412,997)	$812,878	$812,878	$-

†  Collateral pledged is limited to the net outstanding amount due to/from the counterparty. The actual collateral amounts pledged may exceed these amounts and may fluctuate in value.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by a Fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

6. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

7. Administration, Distribution, Shareholder Servicing, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset-based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended April 30, 2017, the Fund paid $185,973 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Atlantic Fund Services, LLC, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

8. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.95% of the Fund’s average daily net assets. Effective February 28, 2017, the Adviser has contractually agreed to reduce fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.13% of the Fund’s average daily net assets until February 28, 2018. Prior to February 28, 2017, the contractual expense limitation was 1.15%. In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the expense cap, the Adviser may receive from the Fund the difference between total annual operating expenses (not including excluded expenses) and the expense cap to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place. This agreement may be terminated: (i) by the Board for any reason at any time, or (ii) by the Adviser, upon ninety (90) days prior written notice to the Trust, effective as of the close of business on February 28, 2018.

As of April 30, 2017, $356,540 of fees which were previously waived by the Adviser can be recaptured up to the expense cap in place at the time the expenses were waived. These fees can be recaptured until October 31, 2019.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

9. Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended April 30, 2017, were as follows:

Purchases
U.S. Government	$58,910,045
Other	599,665,296
Sales
U.S. Government	$—
Other	315,061,655

10. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP.

Permanent book and tax basis differences relating to shareholder distributions may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The tax character of dividends and distributions declared during the period ended October 31, 2016 was as follows:

Ordinary Income
2016	$409,751

As of October 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$234,091
Capital Loss Carryforwards	(204,670)
Unrealized Appreciation	4,920,347
Other Temporary Differences	(198,065)

Total Distributable Earnings	$4,751,703

The Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Short-Term Loss	Total
$ 204,670	$ 204,670

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

For Federal income tax purposes the difference between Federal tax cost and book cost primarily relates to wash sales and marked-to-market adjustment of IRC 1256 contracts which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (excluding swap contracts, futures contracts and foreign currency) by the Fund at April 30, 2017, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$536,554,212	$32,384,572	$(3,141,850)	$29,242,722

11. Concentration of Risks:

Counterparty Risk — The Fund is subject to the risk that the other party to a transaction will not fulfill its contractual obligations. In addition, in the event of the bankruptcy of a broker, the Fund could be subject to significant losses with respect to both open positions and assets on deposit with such broker as margin.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives Risk — The Fund’s use of futures contracts, forward contracts, options and swaps is subject to market risk, leverage risk, liquidity risk and correlation risk. Market risk, leverage risk and liquidity risk are described below. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Foreign Exposure Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Interest Rate Risk — The risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

Leverage Risk — The use of leverage can amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

12. Other:

At April 30, 2017, 58% of the Fund’s shares outstanding were held by two record shareholders each owning 10% or greater of the aggregate total shares outstanding. These shareholders were comprised of omnibus accounts that were held on behalf of multiple underlying shareholders.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Regulatory Matters:

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

14. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2016 to April 30, 2017.)

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
APRIL 30, 2017 (Unaudited)

DISCLOSURE OF FUND EXPENSES – concluded

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/16	Ending Account Value 4/30/17	Annualized Expense Ratios	Expenses Paid During Period*
Chiron Capital Allocation Fund
Class I
Actual Fund Return	$1,000.00	$1,107.50	1.14%	$5.96
Hypothetical 5% Return	$1,000.00	$1,019.14	1.14%	$5.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

Chiron Capital Allocation Fund

P.O. Box 588

Portland, ME 04112

1-877-9-CHIRON (924-4766)

Adviser:

Chiron Investment Management LLC

1350 Avenue of the Americas, Suite 700

New York, NY 10019

Distributor:

SEI Investments Distribution Co.

1 Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

1 Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CHI-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 7, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller & CFO

Date: July 7, 2017